Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of capital management

	2025 £’000	2024 £’000
Equity	£582,939	£639,455
Loans and borrowings	180,943	144,754
Less: Cash and cash equivalents	(59,345)	(62,358)
Total Capital	£704,537	£721,851